Related Party Transactions (Details Narrative) £ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 22, 2023 USD ($) shares	Feb. 28, 2023 GBP (£)	Nov. 16, 2022 USD ($)	Nov. 16, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)
Related Party Transaction [Line Items]
Convertible Notes Payable									$ 67,000	£ 50	$ 500,000	£ 400
Loans Payable		$ 200,000	$ 200,000	$ 200,000
Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable	$ 400,000					£ 300	$ 400,000	£ 300
Debt Instrument, Interest Rate During Period	5.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Common Stock, Shares Subscribed but Unissued | shares					1,000
Proceeds from Contributed Capital			200,000
Corvus Capital Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Noninterest Expense Investment Advisory Fees		600,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payment for Management Fee			200,000
Management Fee Payable				65,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member] | Accrued Expenses and Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Payment for Management Fee			1,000,000.0	200,000
Corvus Capital Limited [Member] | Chief Executive Officers Family [Member]
Related Party Transaction [Line Items]
Other Labor-related Expenses				33,000
Related Party [Member]
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties		800,000	800,000
Other Receivables		0	0	300,000
Interest Receivable		0	0
Loans Payable					$ 300,000
St George Street Capital [Member]
Related Party Transaction [Line Items]
Common Stock Held by Subsidiary		$ 147	147
Payments for merger related costs			$ 0	$ 100,000